Simplify Hedged Equity ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 98.0%
Equity Funds – 98.0%
iShares Core S&P 500 ETF(a)(b)
(Cost $398,665,416) ..................................................... 713,678 $ 401,015,668
Number of
Contracts Notional Amount
Purchased Options – 2.6%
Puts – Exchange-Traded – 2.6%
S&P 500 Index, April Strike Price $5,650, Expires 4/17/25(c) ............. 241 $ 136,165,000 2,618,465
S&P 500 Index, May Strike Price $5,800, Expires 5/16/25(c) ............. 241 139,780,000 5,492,390
S&P 500 Index, June Strike Price $5,375, Expires 6/20/25(c) ............. 242 130,075,000 2,485,340
10,596,195
Total Purchased Options (Cost $5,371,880) ........................................... 10,596,195
Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(d)
(Cost $162,831) ......................................................... 162,831 162,831
Total Investments – 100.6%
(Cost $404,200,127) ........................................................... $ 411,774,694
Liabilities in Excess of Other Assets – (0.6)% ......................................... (2,351,476)
Net Assets – 100.0% ............................................................ $ 409,423,218
Number of
Contracts Notional Amount
Written Options – (0.5)%
Calls – Exchange-Traded – (0.3)%
S&P 500 Index, April Strike Price $6,230, Expires 4/17/25 ............... (241) $ (150,143,000) $ (4,218)
S&P 500 Index, May Strike Price $6,400, Expires 5/16/25 ............... (241) (154,240,000) (11,447)
S&P 500 Index, June Strike Price $5,940, Expires 6/20/25 ............... (242) (143,748,000) (1,245,090)
(1,260,755)
Puts – Exchange-Traded – (0.2)%
S&P 500 Index, April Strike Price $4,750, Expires 4/17/25 ............... (241) $ (114,475,000) $ (92,785)
S&P 500 Index, May Strike Price $4,875, Expires 5/16/25 ............... (241) (117,487,500) (419,340)
S&P 500 Index, June Strike Price $4,525, Expires 6/20/25 ............... (242) (109,505,000) (444,070)
(956,195)
Total Written Options (Premiums Received $5,229,602) ................................. $ (2,216,950)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $131,495,838 have been pledged as collateral for options as of March 31, 2025.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of March 31, 2025.

Simplify Hedged Equity ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 98.0%
Purchased Options ............................................................................ 2.6%
Money Market Funds .......................................................................... 0.0%†
Total Investments ............................................................................. 100.6%
Liabilities in Excess of Other Assets ............................................................... (0.6)%
Net Assets .................................................................................. 100.0%
† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.